SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

Fifth & Pacific Companies, Inc. and Subsidiaries

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS

		Additions
In thousands	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions		Balance at End of Period
YEAR ENDED DECEMBER 31, 2011
Accounts receivable — allowance for doubtful accounts	$16,567	$581	$—	$16,808	(a)(b)	$340
Allowance for returns	17,218	114,979	—	124,144		8,053
Allowance for discounts	919	7,071	—	7,421		569
Deferred tax valuation allowance	452,855	41,890	—	—		494,745
YEAR ENDED JANUARY 1, 2011
Accounts receivable — allowance for doubtful accounts	$25,575	$8,046	$—	$17,054	(a)	$16,567
Allowance for returns	23,773	123,914	—	130,469		17,218
Allowance for discounts	2,668	12,746	—	14,495		919
Deferred tax valuation allowance	351,730	101,125	—	—		452,855
YEAR ENDED JANUARY 2, 2010
Accounts receivable — allowance for doubtful accounts	$16,925	$20,299	$—	$11,649	(a)	$25,575
Allowance for returns	32,951	154,452	—	163,630		23,773
Allowance for discounts	4,699	30,450	—	32,481		2,668
Deferred tax valuation allowance	253,102	98,628	—	—		351,730

(a)                                      Uncollectible accounts written off, less recoveries.

(b)                                     Deductions for the year ended December 31, 2011 reflect the sale of an 81.25% interest in the global MEXX business.